Property, plant and equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Impairement loss	¥ 1,840	¥ 299
Buildings and structures [member] | Logistics [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairement loss	257
Construction in progress [member] | Electronic components [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairement loss	¥ 1,583